SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	320,000
Number of RSUs outstanding, Ending of the period	474,332	320,000
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	44,545	47,982
Number of RSUs, Vested	(22,750)	(60,331)
Number of RSUs,Issued	185,218	67,413
Number of RSUs, Forfeited	(10,487)	(10,519)
Number of RSUs outstanding, Ending of the period	196,526	44,545